Intangible Assets - Schedule of Intangible Assets and Accumulated Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Asset Value		$ 25,862	$ 26,606
Successor [Member]
Net Asset Value	$ 68,068
Predecessor [Member]
Net Asset Value		25,862
Manufacturer Relationships [Member]
Gross Carrying Amount		11,100	11,100
Accumulated Amortization		3,238	2,494
Net Asset Value		7,862	8,606
Manufacturer Relationships [Member] | Successor [Member]
Gross Carrying Amount	29,000
Accumulated Amortization	100
Net Asset Value	28,900
Manufacturer Relationships [Member] | Predecessor [Member]
Gross Carrying Amount		11,100
Accumulated Amortization		3,238
Net Asset Value		7,862
Customer Relationships [Member] | Successor [Member]
Gross Carrying Amount	9,100
Accumulated Amortization	32
Net Asset Value	9,068
Customer Relationships [Member] | Predecessor [Member]
Gross Carrying Amount		1,300
Accumulated Amortization		1,300
Net Asset Value
Amortizable Intangible Assets [Member]
Gross Carrying Amount		12,400	12,400
Accumulated Amortization		4,538	3,794
Net Asset Value		7,862	8,606
Amortizable Intangible Assets [Member] | Successor [Member]
Gross Carrying Amount	38,100
Accumulated Amortization	132
Net Asset Value	37,968
Amortizable Intangible Assets [Member] | Predecessor [Member]
Gross Carrying Amount		12,400
Accumulated Amortization		4,538
Net Asset Value		7,862
Trade Names and Trademarks [Member]
Gross Carrying Amount		18,000	18,000
Accumulated Amortization
Net Asset Value		18,000	18,000
Trade Names and Trademarks [Member] | Successor [Member]
Gross Carrying Amount	30,100
Accumulated Amortization
Net Asset Value	30,100
Trade Names and Trademarks [Member] | Predecessor [Member]
Gross Carrying Amount		18,000
Accumulated Amortization
Net Asset Value		18,000
Non-amortizable Intangible Assets [Member]
Gross Carrying Amount		30,400	30,400
Accumulated Amortization		4,538	3,794
Net Asset Value		25,862	$ 26,606
Non-amortizable Intangible Assets [Member] | Successor [Member]
Gross Carrying Amount	68,200
Accumulated Amortization	132
Net Asset Value	$ 68,068
Non-amortizable Intangible Assets [Member] | Predecessor [Member]
Gross Carrying Amount		30,400
Accumulated Amortization		4,538
Net Asset Value		$ 25,862